Summary of Significant Accounting Policies - Additional Information (Detail) - Montes Archimedes Acquisition Corp. - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Accounting Policies [Line Items]
Concentrations of credit risk, financial instruments		$ 250,000
Shares subject to possible redemption	36,277,487	34,375,578
Warrants issued	30,750,277
Number of anti-dilutive shares subject to forfeiture excluded from weighted-average shares calculation	30,750,277	30,750,277
IPO
Schedule Of Accounting Policies [Line Items]
Warrants issued	20,535,912	20,535,912
Private Placement
Schedule Of Accounting Policies [Line Items]
Warrants issued	10,214,365	10,214,365
Class A common stock
Schedule Of Accounting Policies [Line Items]
Shares subject to possible redemption	36,277,487	34,375,578
Warrants issued	36,277,487	34,375,578